Share-Based Compensation - Summary of Share Options Granted and NES (Detail) - $ / shares	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	0	0	0
Fair value of common shares	$ 47.19	$ 22.66	$ 19.26
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	1,816,016
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	7,099,500
Fair value of common shares	$ 1.00
Exercise price	$ 2.02
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	1,620,000
Fair value of common shares	$ 1.15
Exercise price	$ 2.38
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	100,000
Fair value of common shares	$ 2.38
Exercise price	$ 3.75
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,946,500
Fair value of common shares	$ 4.09
Exercise price	$ 8.75
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,060,000
Fair value of common shares	$ 10.33
Exercise price	$ 12.19
July 2014 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	209,650
Fair value of common shares	$ 21.01
Intrinsic value	$ 21.01
September 2014 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	24,020
Fair value of common shares	$ 22.32
Intrinsic value	$ 22.32
February 2015 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	600,000
Fair value of common shares	$ 18.52
Intrinsic value	$ 18.52
July 2015 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	486,330
Fair value of common shares	$ 22.69
Intrinsic value	$ 22.69
October 2015 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	60,000
Fair value of common shares	$ 22.45
Intrinsic value	$ 22.45
November 2016 [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	436,016
Fair value of common shares	$ 47.19
Intrinsic value	$ 47.19